Pension and Other Postretirement Healthcare Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended		12 Months Ended						12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Postretirement healthcare plan	Mar. 31, 2012 Postretirement healthcare plan	Dec. 31, 2012 Increase [Member]	Dec. 31, 2012 Decrease [Member]	Dec. 31, 2012 Netherlands Plan	Dec. 31, 2012 Members employed before March One 1994 [Member]	Dec. 31, 2012 Members employed After March 1 After 1994 before January 2002 [Member] Maximum	Dec. 31, 2012 Members employed After March 1 After 1994 before January 2002 [Member] Minimum	Dec. 31, 2012 Members employed on or after January1 2002 [Member]	Jan. 31, 2011 U.S. Savings Investment Plan [Member]	Dec. 31, 2011 U.S. Savings Investment Plan [Member]	Dec. 31, 2012 U.S. Savings Investment Plan [Member] Y	Dec. 30, 2010 U.S. Savings Investment Plan [Member]	Dec. 31, 2011 U.S. Savings Investment Plan [Member] First 3% of employees contribution compensation [Member] SIP 2006 [Member]	Dec. 31, 2012 U.S. Savings Investment Plan [Member] Next 3% of employees contribution compensation [Member] SIP 2010 [Member]	Jan. 31, 2011 U.S. Savings Restoration Plan [Member]	Mar. 30, 2006 U.S. Savings Restoration Plan [Member]	Dec. 31, 2011 U.S. Savings Restoration Plan [Member]	Dec. 31, 2012 U.S. Savings Restoration Plan [Member]	Dec. 31, 2010 U.S. Savings Restoration Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic cost for postretirement healthcare plans			$ 1	$ 1
Employee Contribution Percentage							4.00%									3.00%	3.00%		20.00%
Post-retirement and death-in-service benefits.											The South African Plan provides benefits as follows: (i) members employed before March 1, 1994 receive 100% post-retirement and death-in-service benefits, (ii) members employed on or after March 1, 1994 but before January 1, 2002 receive 2% per year of completed service subject to a maximum of 50% post-retirement and death-in-service benefits, and (iii) members employed on or after January 1, 2002 receive no post-retirement and death-in-service benefits.
Benefit Percentage of Members								100.00%	2.00%	50.00%	0.00%
U.S. qualified retirement plan underfunded	134
Projected minimum funding requirement	13
Defined Benefit Plan, discount rate	3.75%	3.75%
Defined Benefit Plan, methodology used for calculating discount rate	The 2012 rate was selected based on the results of a cash flow matching analysis, which projected the expected cash flows of the plans using a yield curves model developed from a universe of Aa-graded U.S. currency corporate bonds (obtained from Bloomberg) with at least $50 million outstanding.
Outstanding corporate bonds	50
Decrease in assumed Health care cost trend rate for future years	9.00%				1.00%	1.00%
Expected cost of benefits covered by postretirement healthcare plan gradually declined	5.00%
Increase in accumulated post retirement benefit obligation	1
Increase in aggregate service and interest cost components	1
Decrease in accumulated post retirement benefit obligation	1
Decrease in aggregate service and interest cost components	1
Matching contribution																100.00%	50.00%
Non matching contribution												6.00%
Compensation expenses associated with matching contribution												0	2	2	1			1		1	1	1
Discretionary contribution vesting period														3
Discretionary contribution													3	4
Compensation expenses												$ 1			$ 1